Related party transactions	12 Months Ended
Sep. 30, 2022
Related party transactions
Related party transactions

Note 13 – Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Yefang Zhang	Principal shareholder	Providing a guarantee as an additional security for bank loans and providing working capital loan to the Company
Zhengyu Wang	Former CEO, spouse of Ms. Yefang Zhang	Providing a guarantee as an additional security for bank loans
Hangzhou Nongyuan Network Technology Co., Ltd.	Owned by Yefang Zhang’s daughter	Lease of office space to the Company
Wenhua Liu	Legal representative of Khingan Forasen and a director of the Company	Providing a guarantee as an additional security for bank loans

Note 13 – Related party transactions (Continued)

Due from a related party

As of September 30, 2022 and 2021, amount due from Yefang Zhang was $116,250 and nil, respectively. The amount was fully repaid by Yefang Zhang in January 2023.

Due to a related party

As of September 30, 2022 and 2021, the Company owed Yefang Zhang nil and $1,426,631, respectively. The balance of due to related parties is interest-free, unsecured, and due upon demand.

Operating lease from a related party

On August 5, 2020, Hangzhou Forasen entered into a lease agreement with Hangzhou Nongyuan Network Technology Co., Ltd., a PRC company wholly owned by Yefang Zhang’s daughter, to lease approximately 1,006 square feet of office space in Hangzhou. The lease term was for two years with annual rent of RMB283,258 (equivalent of $43,095). The lease was terminated on February 15, 2022.

Guarantees provided by related parties

The Company’s related parties provide guarantees for the Company’s short-term and long-term bank loans (see Note 11).